Other liabilities and provisions - Additional Information (Details) - 12 months ended Dec. 31, 2022 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Other liabilities and provisions
additions		€ 16,460
Reversed		71,694
Provisions utilized		31,606
Increase (decrease) through Reclassifications, Provisions		28,040
Coalition for Epidemic Preparedness Innovations
Other liabilities and provisions
Maximum Unspent Funds Reimbursable | $	$ 1,000
Onerous Contract Provisions
Other liabilities and provisions
additions		0
Reversed		38,533
Contract Termination Provisions
Other liabilities and provisions
additions		16,460
Reversed		33,162
Provisions utilized		31,605
Increase (decrease) through Reclassifications, Provisions		€ 28,040